FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
Summary of assets measured or disclosed at fair value
Assets measured or disclosed at fair value are summarized below:

		Fair value measurement
		at December 31, 2015
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2015	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	240,646	-	240,646	-	-
Adjustable-rate investments	42,501	-	42,501	-	-
Time deposits	1,220,797	-	1,220,797	-	-
Total	1,503,944	-	1,503,944	-	-

Fair value measurement
Recurring Short-term investments
Structured deposit (Note 5)	45,540	-	45,540	-	-
Non-recurring
Long-term investments	-	-	-	-	(5,000)
Total	45,540	-	45,540	-	(5,000)

Assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2016
	Total fair value at December 31, 2016		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Fixed-rate investments	312,165	44,961	-	312,165	-	-	-
Adjustable-rate investments	223,000	32,119	-	223,000	-	-	-
Time deposits	804,692	115,900	-	804,692	-	-	-
Total	1,339,857	192,980	-	1,339,857	-	-	-

Fair value measurement
Recurring Short-term investments
Structured deposit (Note 5)	100,000	14,403	-	100,000	-	-	-
Available-for-sale investments	4,266	615	4,266	-	-	-	-
Non-recurring

Long-term investments	-	-	-	-	-	(3,583)	(516)
Total assets measured at fair value	104,266	15,018	4,266	100,000	-	(3,583)	(516)

Fair value measurement
Recurring
Contingent consideration payable	52,240	7,524	-	-	52,240	-	-
Total liabilities measured at fair value	52,240	7,524	-	-	52,240	-	-

Significant unobservable inputs used in the fair value measurement and the corresponding impacts
	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2016	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Monte Carlo simulation technique	Spot value of net income	31,698	Increase / (decrease)	Increase / (decrease)
		Volatility of net income	10.00%	Increase / (decrease)	(Decrease) / increase
		Expected annual growth rate of net income	0.00%	Increase / (decrease)	Increase / (decrease)
		Discount factor	0.95	Increase / (decrease)	(Decrease) / increase

Reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs
Contingent consideration payable
RMB

Balance as of December 31, 2015	-
Recognized during the year	52,240

Balance as of December 31, 2016	52,240
Balance as of December 31, 2016 in US$	7,524